Leases (Details) - Schedule of supplemental information related to our operating leases	Mar. 31, 2022
Schedule of supplemental information related to our operating leases [Abstract]
Weighted average remaining lease term	2 years 10 months 24 days
Weighted average discount rate	2.60%